Stockholders' Equity (Share Repurchase Authorizations And Cumulative Share Repurchases) (Details) shares in Millions	May. 31, 2015 shares
Stockholders' Equity Note [Abstract]
Share repurchase authorizations (shares)	187.4
Cumulative shares repurchased (shares)	182.0